Fair Value Measurements (Details 2) (Fuel Swap Contract Assets (Liabilities), USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fuel Swap Contract Assets (Liabilities)
Reconciliation of the beginning and ending fair values of financial instruments valued using significant unobservable inputs (Level 3)
Balance at the beginning of the period	$ (733)	$ 6,649
Total gains (losses) (realized and unrealized)
Included in earnings	1,944	10,010
Included in accumulated other comprehensive income	2,577	(7,382)
Settlements, net	(1,944)	(10,010)
Balance at the end of the period	$ 1,844	$ (733)